Capital Structure (Tables)	12 Months Ended
Dec. 31, 2019
Capital Structure [Abstract]
Outstanding Warrants
As of December 31, 2019, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	766,666
Class B	6,653,529
Representative Warrant	210,000
Total	7,630,195